OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER CURRENT ASSETS

NOTE 13. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2012	2013
Loans receivable - current	$3,437	$3,394
Less: Allowance for loans receivable - current	(3,437)	(3,394)
Deferred income tax assets - current, net (Note 25)	840	—
Other	161	293

	$1,001	$293

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2011, 2012 and 2013:

(in US$ thousands)	2011	2012	2013
Balance at beginning of year	$5,057	$5,057	$3,437
Additions: Provision for bad debt expenses	—	—	—
Less: Writes-offs	—	(1,620)	—
Less: Reversal for collection of bad debt	—	—	(54)
Translation adjustment	—	—	11

Balance at end of year	$5,057	$3,437	$3,394